Accounts Receivable- Aging analysis based on the relevant invoice dates (Details) - Third parties - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable
Accounts receivable	$ 156,931	$ 115,169
Not later than 3 months
Accounts Receivable
Accounts receivable	138,947	96,057
Between 3 months to 6 months
Accounts Receivable
Accounts receivable	12,165	11,507
Between 6 months to 1 year
Accounts Receivable
Accounts receivable	4,720	6,439
Later than 1 year
Accounts Receivable
Accounts receivable	$ 1,099	$ 1,166